Leases (Details) - Schedule of future minimum payments under non-cancelable operating leases - USD ($)	Mar. 31, 2021	Dec. 31, 2020
Schedule of future minimum payments under non-cancelable operating leases [Abstract]
2021	$ 61,547	$ 84,370
Total	61,547	84,370
Less: present value adjustment	(8,713)	(15,403)
Present value of minimum lease payments	$ 52,834	$ 68,967